Fair value (Tables)	6 Months Ended
Sep. 30, 2024
Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected
Assets and liabilities measured at fair value on a recurring basis at March 31, 2024 and September 30, 2024, including those for which the MHFG Group has elected the fair value option, are summarized below:

March 31, 2024	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value

	(in billions of yen)
Assets:
Trading securities (1) :
Japanese government bonds	1,623	5	—	1,628
Japanese local government bonds	—	135	—	135
U.S. Treasury bonds and federal agency securities	3,534	1,468	—	5,002
Other foreign government bonds	676	897	—	1,572
Agency mortgage-backed securities	—	6,717	—	6,717
Certificates of deposit and commercial paper	—	351	—	351
Corporate bonds and other (2)	—	3,208	189	3,397
Equity securities	2,743	209	21	2,973
Trading securities measured at net asset value (3)				109
Derivative financial instruments:
Interest rate contracts	14	8,640	14	8,668
Foreign exchange contracts	—	5,610	2	5,612
Equity-related contracts	79	255	6	340
Credit-related contracts	—	213	1	214
Other contracts	21	9	10	40
Available-for-sale securities:
Japanese government bonds	10,562	412	—	10,974
Japanese local government bonds	—	584	—	584
U.S. Treasury bonds and federal agency securities	147	—	—	147
Other foreign government bonds	922	1,122	—	2,045
Agency mortgage-backed securities	—	477	—	477
Residential mortgage-backed securities	—	24	8	31
Commercial mortgage-backed securities	—	801	4	804
Japanese corporate bonds and other debt securities	—	1,666	167	1,833
Foreign corporate bonds and other debt securities	—	795	23	818
Equity securities:
Equity securities with readily determinable fair values	4,165	296	—	4,461
Equity securities measured at net asset value (3)				334
Other investments	1	—	80	80
Other assets	3	68	—	71

Total assets measured at fair value on a recurring basis	24,489	33,961	525	59,419

Liabilities:
Trading securities sold, not yet purchased	3,445	2,258	—	5,703
Derivative financial instruments:
Interest rate contracts	14	8,697	1	8,712
Foreign exchange contracts	—	5,571	11	5,582
Equity-related contracts	105	213	76	394
Credit-related contracts	—	174	6	180
Other contracts	13	26	10	50
Other short-term borrowings (4)	—	153	—	153
Long-term debt (4)	—	2,450	427	2,876
Other liabilities	3	68	—	71

Total liabilities measured at fair value on a recurring basis	3,580	19,610	531	23,721

September 30, 2024	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value

	(in billions of yen)
Assets:
Trading securities (1) :
Japanese government bonds	1,844	7	—	1,851
Japanese local government bonds	—	104	—	104
U.S. Treasury bonds and federal agency securities	5,047	1,550	—	6,598
Other foreign government bonds	898	1,085	—	1,983
Agency mortgage-backed securities	—	5,793	—	5,793
Certificates of deposit and commercial paper	—	721	—	721
Corporate bonds and other (2)	—	3,140	187	3,327
Equity securities	2,752	116	22	2,890
Trading securities measured at net asset value (3)				99
Derivative financial instruments:
Interest rate contracts	21	8,506	3	8,529
Foreign exchange contracts	—	5,373	10	5,383
Equity-related contracts	81	191	3	275
Credit-related contracts	—	230	1	231
Other contracts	14	14	8	36
Available-for-sale securities:
Japanese government bon ds	10,047	448	—	10,495
Japanese local government bonds	—	597	—	597
U.S. Treasury bonds and federal agency securities	144	—	—	144
Other foreign government bonds	1,334	1,280	—	2,614
Agency mortgage-backed securities	—	469	—	469
Residential mortgage-backed securities	—	16	7	23
Commercial mortgage-backed securities	—	755	4	758
Japanese corporate bonds and other debt securities	—	1,406	165	1,570
Foreign corporate bonds and other debt securities	—	840	23	863
Equity securities:
Equity securities with readily determinable fair values	3,234	518	—	3,751
Equity securities measured at net asset value (3)				295
Other investments	2	—	87	89
Other assets	7	51	29	87

Total assets measured at fair value on a recurring basis	25,425	33,208	548	59,576

Liabilities:
Trading securities sold, not yet purchased	3,735	1,276	—	5,010
Derivative financial instruments:
Interest rate contracts	19	8,331	2	8,353
Foreign exchange contracts	—	5,714	2	5,716
Equity-related contracts	98	174	83	355
Credit-related contracts	—	209	8	218
Other contracts	18	10	6	33
Other short-term borrowings (4)	—	332	—	332
Long-term debt (4)	—	3,140	454	3,595
Other liabilities	7	51	29	87

Total liabilities measured at fair value on a recurring basis	3,877	19,237	584	23,698

Notes:
(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	The amount includes CLO and convertible bonds, which are classified in Level 3.
(3)
In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2024 and September 30, 2024 were ¥41 billion and ¥44 billion, respectively.

(4)	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.

Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended September 30, 2023 and 2024:

Six months ended September 30, 2023	April 1, 2023	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	September 30, 2023	Change in unrealized gains (losses) still held (6)

	(in billions of yen)
Assets:
Trading securities:
Corporate bonds and other	47	3	(2)	—		—	(4)	140	(43)	—	(22)	122	1
Equity securities	21	1	(2)	—		—	—	1	(1)	—	(1)	22	—
Derivative financial instruments, net (1) :
Interest rate contracts	51	31	(2)	—		—	—	—	—	—	—	82	37
Foreign exchange contracts	14	(1	) (2)	—		—	—	—	—	—	(17)	(4)	(7)
Equity-related contracts	(27)	(22	) (2)	—		—	—	—	—	—	16	(33)	18
Credit-related contracts	(1)	—	(2)	—		—	—	—	—	—	—	(2)	—
Other contracts	2	(2	) (2)	—		—	—	—	—	—	—	—	(1)
Available-for-sale securities:
Residential mortgage-backed securities	13	—	(3)	—	(4)	—	—	—	(2)	—	(2)	9	—
Commercial mortgage-backed securities	—	—	(3)	—	(4)	—	—	3	—	—	—	3	—
Japanese corporate bonds and other debt securities	101	—	(3)	10	(4)	—	—	100	—	—	(46)	165	12
Foreign corporate bonds and other debt securities	90	—	(3)	7	(4)	—	(2)	9	—	—	(2)	103	(1)
Other investments	63	1	(3)	—		—	—	46	—	—	(30)	79	—
Liabilities:
Long-term debt	836	(26	) (5)	(14	) (4)	1	(2)	—	—	165	(271)	769	(3)

Six months ended September 30, 2024	April 1, 2024	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	September 30, 2024	Change in unrealized gains (losses) still held (6)

	(in billions of yen)
Assets:
Trading securities:
Corporate bonds and other	189	(4	) (2)	—		—	(3)	30	(22)	—	(4)	187	—
Equity securities	21	1	(2)	—		—	—	—	—	—	(1)	22	1
Derivative financial instruments, net (1) :
Interest rate contracts	13	(12	) (2)	—		—	—	—	—	—	—	—	(13)
Foreign exchange contracts	(9)	16	(2)	—		—	—	—	—	—	2	9	17
Equity-related contracts	(70)	(19	) (2)	—		—	—	—	—	—	8	(80)	(22)
Credit-related contracts	(5)	—	(2)	—		—	—	—	—	—	(2)	(7)	(2)
Other contracts	—	2	(2)	—		—	—	—	—	—	—	2	2
Available-for-sale securities:
Residential mortgage-backed securities	8	—	(3)	—	(4)	—	—	—	—	—	(1)	7	—
Commercial mortgage-backed securities	4	—	(3)	—	(4)	—	—	—	—	—	—	4	—
Japanese corporate bonds and other debt securities	167	—	(3)	(2	) (4)	—	—	2	—	—	(3)	165	(2)
Foreign corporate bonds and other debt securities	23	—	(3)	—	(4)	—	—	—	—	—	—	23	—
Other investments	80	—	(3)	—		—	(2)	55	—	—	(45)	87	(2)
Other assets	—	—		—		—	—	29	—	—	—	29	—
Liabilities:
Long-term debt	427	13	(5)	3	(4)	7	—	—	—	137	(100)	454	17
Other liabilities	—	—		—		—	—	—	—	29	—	29	—

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)-net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)
Amounts represent total gains or losses recognized in earnings and other comprehensive income (loss) during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at September 30, 2023 and 2024. The amounts of unrealized gains (losses) in other comprehensive income (loss) are related to
Available-for-sale
securities and Long-term debt, which were ¥12 billion and ¥(14) billion, respectively, at September 30, 2023, and ¥(2) billion and ¥3 billion, respectively, at September 30, 2024.

Quantitative Information about Significant Unobservable Inputs Related to Material Classes of Level 3 Assets and Liabilities
The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2024 and September 30, 2024:

March 31, 2024

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Average (4)

(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	8	Discounted cash flow Price-based	Prepayment rate	0.4% - 6.2%	3.8%
			Recovery rate	100.0% - 100.0%	100.0%
			Discount margin	30.0bps - 65.0bps	40.1bps

Commercial mortgage-backed securities	4	Discounted cash flow Price-based	Discount margin	158.7bps - 291.4bps	234.2bps

Corporate bonds and other debt securities	380	Discounted cash flow Price-based	Prepayment rate (1)	3.2% - 3.2%	3.2%
			Default rate (1)	0.4% - 0.4%	0.4%
			Recovery rate (1)	36.9% - 36.9%	36.9%
			Discount margin (1)	56.9bps - 56.9bps	56.9bps
			Discount margin (2)	38.2bps - 187.7bps	63.6bps

Derivative financial instruments, net:
Interest rate contracts	13	Internal valuation model (3)	IR - IR correlation	23.2% - 100.0%	71.4%

Foreign exchange contracts	(9)	Internal valuation model (3)	FX - IR correlation	13.8% - 72.5%	29.9%
			FX - FX correlation	39.0% - 64.7%	51.9%

Equity-related contracts	(70)	Internal valuation model (3)	Equity - IR correlation	25.0% - 25.0%	25.0%
			Equity - FX correlation	15.0% - 60.0%	60.0%
			Equity volatility	9.8% - 121.8%	42.1%

Credit-related contracts	(5)	Internal valuation model (3)	Default rate	0.0% - 6.4%	1.4%

Other contracts	—	Internal valuation model (3)	Commodity volatility	0.0% - 27.7%	23.7%

Long-term debt	427	Internal valuation model (3)	IR - IR correlation	23.2% - 100.0%	71.4%
			FX - IR correlation	5.5% - 72.5%	29.9%
			FX - FX correlation	39.0% - 64.7%	51.9%
			Equity - IR correlation	25.0% - 25.0%	25.0%
			Equity - FX correlation	-17.8% - 93.3%	0.0%
			Equity correlation	32.2% - 100.0%	87.3%
			Equity volatility	9.8% - 70.7%	25.8%
			Default rate	0.0% - 9.5%	1.4%

F-5
7

September 30, 2024

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Average (4)

(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	7	Discounted cash flow Price-based	Prepayment rate	0.4% - 5.7%	3.9%
			Recovery rate	100.0% - 100.0%	100.0%
			Discount margin	30.0bps - 52.0bps	39.9bps

Commercial mortgage-backed securities	4	Discounted cash flow Price-based	Discount margin	158.7bps - 291.4bps	234.3bps

Corporate bonds and other debt securities	375	Discounted cash flow Price-based	Prepayment rate (1)	3.3% - 3.3%	3.3%
			Default rate (1)	0.3% - 0.3%	0.3%
			Recovery rate (1)	36.9% - 36.9%	36.9%
			Discount margin (1)	51.9bps - 51.9bps	51.9bps
			Discount margin (2)	40.8bps - 140.4bps	80.0bps

Derivative financial instruments, net:
Interest rate contracts	—	Internal valuation model (3)	IR - IR correlation	23.2% - 100.0%	71.4%

Foreign exchange contracts	9	Internal valuation model (3)	FX - IR correlation	13.8% - 72.5%	29.9%

Equity-related contracts	(80)	Internal valuation model (3)	Equity - IR correlation	25.0% - 25.0%	25.0%
			Equity volatility	16.1% - 120.7%	39.1%

Credit-related contracts	(7)	Internal valuation model (3)	Default rate	0.0% - 7.0%	1.2%

Other contracts	2	Internal valuation model (3)	Commodity volatility	0.0% - 36.1%	31.1%

Long-term debt	454	Internal valuation model (3)	IR - IR correlation	23.2% - 100.0%	71.4%
			FX - IR correlation	5.5% - 72.5%	29.9%
			Equity - IR correlation	25.0% - 25.0%	25.0%
			Equity - FX correlation	-17.8% - 93.3%	0.0%
			Equity correlation	32.4% - 100.0%	88.1%
			Equity volatility	10.0% - 110.6%	28.4%
			Default rate	0.0% - 7.3%	1.3%

Notes:
(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	Averages are calculated by weighting each input by the relative fair value of the respective financial instruments except for derivative related inputs where medians are used.
(5)	The range of inputs for equity securities is not disclosed, as there is a dispersion of values given the number of positions.
IR	= Interest rate
FX	= Foreign exchange

Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis	The following table shows the fair value hierarchy for these items as of March 31, 2024 and September 30, 2024:

March 31, 2024	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	101	—	—	101	187
Loans held-for-sale	95	—	2	94	150
Equity securities (without readily determinable fair values)	34	—	2	31	39
Other investments	153	—	—	153	199
Premises and equipment-net	—	—	—	—	6
Intangible assets	—	—	—	—	1

Total assets measured at fair value on a nonrecurring basis	383	—	4	379	581

September 30, 2024	Total	Level 1	Level 2	Level 3	Aggregate cost
	(in billions of yen)
Assets:
Loans	107	—	—	107	361
Loans held-for-sale	109	—	46	64	150
Equity securities (without readily determinable fair values)	1	—	1	—	4
Other investments	79	79	—	—	97
Premises and equipment-net	—	—	—	—	1

Total assets measured at fair value on a nonrecurring basis	296	79	47	170	612

Note:	The fair values may not be current as of the dates indicated, but rather as of the date the fair value change occurred. Accordingly, the carrying values may not equal current fair value.

Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825
The following table shows the carrying amounts and fair values at March 31, 2024 and September 30, 2024, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as equity method investments as defined in ASC 323, “Investments-Equity Method and Joint Ventures” (“ASC 323”) and lease contracts as defined in ASC 842, “Leases” (“ASC 842”):

	March 31, 2024
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	98,392	98,392	72,026	26,366	—
Investments	4,048	3,863	512	3,351	—
Loans, net of allowance (Note)	97,519	98,868	—	—	98,868
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	78,030	78,030	—	78,030	—
Interest-bearing deposits	135,447	135,397	—	135,397	—
Due to trust accounts	246	246	—	246	—
Other short-term borrowings	3,492	3,492	—	3,492	—
Long-term debt	13,380	13,031	—	11,681	1,350

	September 30, 2024
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	98,753	98,753	70,645	28,108	—
Investments	4,064	3,951	451	3,500	—
Loans, net of allowance (Note)	96,220	97,553	—	—	97,553
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	78,575	78,575	—	78,575	—
Interest-bearing deposits	133,394	133,338	—	133,338	—
Due to trust accounts	341	341	—	341	—
Other short-term borrowings	3,962	3,962	—	3,962	—
Long-term debt	12,609	12,443	—	11,051	1,392

Note:	Loans, net of allowance include items measured at fair value on a nonrecurring basis.